Contractual obligations and deferred income (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Contract obligations and deferred income
Current		R$ 40,565	R$ 32,815
Refund liability
Contract obligations and deferred income
Current	[1]	40,556	32,613
Contract of exclusivity for processing payroll
Contract obligations and deferred income
Current		R$ 9	R$ 202

[1]	Refers to the customer’s right to return goods. The Company business cycle is from October to September for each year.